Nov. 28, 2023
FT Cboe Vest DJIA Dogs 10 Target Income ETF

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the second to last sentence of the fourth paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.